Impairment/reversal of tangible and intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
StatementsLineItems [Line Items]
Disclosure of impairment loss and reversal of impairment loss [text block]
(€ million)	2017	2016
Impairment losses
Tangible assets	(848)	(1,067)
Intangible assets	(14)
	(862)	(1,067)
less:
- reversal of tangible assets	1,055	1,153
- reversal of intangible assets	32	389
	225	475

Disclosure of detailed information about impairments losses and the associated tax effect [text block]

A breakdown by segment of impairments of tangible assets recorded and the associated tax effect is provided below:

(€ million)	2017	2016
Impairments
Exploration & Production	(636)	(740)
Gas & Power	(56)	(167)
Refining & Marketing and Chemical	(131)	(120)
Corporate and other activities	(25)	(40)
	(848)	(1,067)
Tax effects
Exploration & Production	91	216
Gas & Power	12	35
Refining & Marketing and Chemical	35	32
Corporate and other activities	6
	144	283
Impairments net of the relevant tax effects
Exploration & Production	(545)	(524)
Gas & Power	(44)	(132)
Refining & Marketing and Chemical	(96)	(88)
Corporate and other activities	(19)	(40)
	(704)	(784)

A breakdown by segment of reversals of tangible assets recorded and the associated tax effect is provided below:

(€ million)	2017	2016
Reversals
Exploration & Production	776	1,055
Gas & Power	202	86
Refining & Marketing and Chemical	77	12
	1,055	1,153
Tax effects
Exploration & Production	(171)	(315)
Gas & Power	(5)	(28)
Refining & Marketing and Chemical	(24)	(3)
	(200)	(346)
Reversals net of the relevant tax effects
Exploration & Production	605	740
Gas & Power	197	58
Refining & Marketing and Chemical	53	9
	855	807

Disclosure of goodwill [text block]

A breakdown of the stated goodwill by operating segment is provided below:

(€ million)	December 31, 2017	December 31, 2016
Gas & Power	932	1,025
Exploration & Production	179	202
Refining & Marketing	93	93
	1,204	1,320

Gas & Power Segment [Member]
StatementsLineItems [Line Items]
Disclosure of goodwill [text block]

The amount of goodwill outstanding at the reporting date mainly related to the Gas & Power segment. A breakdown is disclosed below.

(€ million)	December 31, 2017	December 31, 2016
Domestic gas market	835	835
Foreign gas market	97	190
- of which European market	95	188
	932	1,025